Hedging Activities, Derivative Instruments, and Credit Risk, Derivative Instruments included in the Condensed Consolidated Statements of Comprehensive Loss (FY) (Details) - Interest Rate Swap Contracts [Member] - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 [1]	Sep. 30, 2016 [1]	Sep. 30, 2017 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016 [2]	Dec. 31, 2015 [2]	Dec. 31, 2014 [2]
Gains and Losses on Derivatives Designated as Cash Flow Hedges [Abstract]
Loss recognized in AOCI on derivatives (effective portion)	$ 1,400	$ 300	$ (4,900)	$ (29,800)	$ (13,203)	$ (26,910)	$ (40,753)
Loss reclassified from AOCI into income (effective portion)	(4,100)	(1,700)	(13,900)	(8,100)	(11,612)	(1,266)	0
Gain (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	$ (2,100)	$ (600)	$ (2,100)	$ 200	$ 219	$ 272	$ (173)

[1]	Losses on derivatives reclassified from accumulated other comprehensive income ("AOCI") into income (effective portion) were included in "Interest expense" in the Condensed Consolidated Statements of Operations. Ineffective portions of changes in the fair value of cash flow hedges were recognized in earnings and included in "Interest expense" in the Condensed Consolidated Statements of Operations.
[2]	Losses on derivatives reclassified from accumulated other comprehensive income ("AOCI") into income (effective portion) were included in "Interest expense" in the Consolidated Statements of Operations. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings and included in "Interest expense" in the Consolidated Statements of Operations.